GOODWILL	12 Months Ended
Dec. 31, 2020
GOODWILL
GOODWILL
9.	GOODWILL
Goodwill, which is not tax deductible, represents the synergy effects of the business combinations. The changes in the carrying amount of goodwill for the years ende
d
 December 31, 2019 and 2020 were as follows (RMB in millions):

	2019	2020

Balance at beginning of year	58,026	58,308
Acquisition	393	1,138
Disposals and immaterial others	(111)	(93)

Balance at end of year	58,308	59,353

Goodwill resulting from the business combinations has been allocated to the single reporting unit of the Company
. For the years ended December 31, 2018, 2019 and 2020, the Company performed a qualitative assessment by evaluating relevant events and circumstances that would affect the Company’s single reporting unit and did not note any indicator that it is more likely than not that the fair value of the Company’s reporting unit is less than its carrying amount, and therefore the Company’s goodwill was not impaired. As of December 31, 2020, there had not been any accumulated goodwill impairment provided
.